Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2020	69,721,006	0.90	6.62	0.53	44,616,903
Granted**	16,969,200	0.21		3.49
Forfeited	(3,661,874)	1.40		1.02
Repurchased and cancelled	(30,000)	0.0014*		0.10
Exercised	(6,052,167)	0.0014*		0.18
Cancelled (replaced by restricted shares)	(32,855,200)	0.0014*		1.55
Outstanding as of December 31, 2020	44,090,965	0.19	5.62	0.91	217,347,100
Vested and expect to vest as of December 31, 2020	44,090,965	0.19	5.62	0.91	217,347,100
Exercisable as of December 31, 2020	31,864,055	0.27	4.40	0.39	154,713,978

* The exercise prices of those options were modified in March 2020 as disclosed below.

** 1,315,000 options were granted with performance conditions. The Company recognized the compensation cost during the year ended December 31, 2020, for which it became probable that the performance target will be achieved. The Group reassessed the probability of achieving the performance target at the end of each reporting period and would record a cumulative catch-up adjustment for any changes to its assessment.

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2018, 2019 and 2020 were as follows:

For the years ended December 31,
Grant date	2018	2019	2020
Expected volatility	48.3%~50.5%	50.1%~50.8%	50.1%~50.9%
Risk-free interest rate	3.7%~3.9%	3.2%~3.3%	2.7%~3.2%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.31~$1.48	$1.32~$1.52	$1.52~$4.20

Summary of Restricted Shares

	Number of Restricted Shares	Grant date fair value per share
		US$

Outstanding as of January 1, 2020	-	-
Granted	5,130,305	4.20
Vested	(5,130,305)	4.20
Cancelled	-	-
Outstanding as of December 31, 2020	-	-

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31
	2018	2019	2020
	RMB	RMB	RMB
Sales and marketing expenses	4,911	8,737	35,077
Research and development expenses	12,254	22,508	68,688
General and administrative expenses	106,365	61,845	252,273
	123,530	93,090	356,038

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group’s activities of restricted shares held by the Shareholding

Platform for the year ended December 31, 2020:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2020	-	-
Granted (to replace existing options)	32,855,200	3.0
Vested	(14,326,831)	2.7
Cancelled	-	-
Outstanding as of December 31, 2020	18,528,369	3.2